General and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses
Salaries and benefits	$ 10,004	$ 8,849
Share-based compensation	6,947	4,070
Insurance	2,878	1,478
Depreciation	167	121
Transaction costs	6,441
Legal and other consulting fees	3,426	2,186
Other administrative expenses	6,974	4,951
Total	$ 36,837	$ 21,655